Discontinued Operation - Schedule of Calculation of Gains on Sale (Detail) - Wells [Member] - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	May. 08, 2015	Sep. 30, 2015	Sep. 30, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale	$ 251,400	$ 251,400	$ 251,400
Transaction costs		(600)	(8,400)
Preliminary working capital adjustment		(1,700)	(1,700)
Net proceeds		249,100	241,300
Net assets sold		(228,000)	(228,000)
Gain on sale before taxes		21,100	13,300
Taxes on gain		0	0
Gain on sale, net of tax		21,100	13,300
Release of OCI upon sale		(2,900)	(2,900)
Gain on sale of Wells		$ 18,200	$ 10,353